Summary of material accounting policies - Presentation of the consolidated financial statements (Details)	12 Months Ended
Dec. 31, 2025
Quantum eHealth Inc
Presentation of the consolidated financial statements
Participation (in percent)	100.00%
Quantum eMotion America Inc
Presentation of the consolidated financial statements
Participation (in percent)	100.00%